Other Operating Expenses - Auditor's Remuneration - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses [Line Items]
Auditor’s remuneration	£ 29.0	£ 29.0	£ 27.0
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Auditor’s remuneration	28.8	28.6	26.9
KPMG LLP Firms and Associates | SEC Regulations
Other Operating Expenses [Line Items]
Auditor’s remuneration	28.8	28.6	26.9
Remuneration of auditor, other audit-related fees	0.2	0.2	0.4
Remuneration of auditor, tax fees	0.0	0.0	0.0
Remuneration of auditor, all other fees	0.9	0.9	0.3
Accounting firms | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 27.7	£ 27.5	£ 26.2